Goodwill and intangible assets (Tables)	12 Months Ended
Mar. 31, 2018
Changes in Goodwill

The changes in Goodwill during the fiscal years ended March 31, 2016, 2017 and 2018 are as follows:

	2016	2017		2018
	(in millions of yen)
Balance at beginning of fiscal year	11,703	19,097		95,176
Goodwill acquired	16,470 (1)	76,225	(2)	—
Impairment losses recognized	(6,222)	—		—
Foreign exchange translation	(2,854)	(146)		8
Balance at end of fiscal year	19,097	95,176		95,184

Gross amount of goodwill (3)	94,473	171,432		170,926
Accumulated impairment losses	75,376	76,256		75,742

Notes:

(1)	Goodwill acquired is entirely related to the acquisition of Mizuho Real Estate Management Co., Ltd. (formerly Simplex Real Estate Management Inc.) and Mizuho REIT Management Co., Ltd. (formerly Simplex REIT Partners Inc.).
(2)	Goodwill acquired is entirely related to the acquisition of Asset Management One (see Note 3 “Business combination”).
(3)	Goodwill is recorded at a designated reporting unit level for the purpose of assessing impairment. Goodwill is not allocated to the reportable segments in Note 32 “Business segment information”.

Gross Carrying Amount, Accumulated Amortization and Net Carrying Amount of Intangible Assets

The table below presents the gross carrying amount, accumulated amortization and net carrying amount of intangible assets, at March 31, 2017 and 2018:

	2017			2018
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions of yen)
Intangible assets subject to amortization:
Customer relationships (Note)	126,979	42,517	84,462	126,979	52,237	74,742
Other	2,814	2,190	624	1,847	1,341	506

Total	129,793	44,707	85,086	128,826	53,578	75,248

Intangible assets not subject to amortization:
Total	9,061	—	9,061	9,199	—	9,199

Total	138,854	44,707	94,147	138,025	53,578	84,447

Note:	Customer relationships were acquired in connection with the merger of MHSC and Shinko on May 7, 2009 and the integration among asset management companies on October 1, 2016, see Note 3 “Business combination” for further details of the integration among asset management companies. See Note 1 “Basis of presentation and summary of significant accounting policies” for further information.

Estimated Aggregate Amortization Expense in Respect of Intangible Assets

The table below presents the estimated aggregate amortization expense in respect of intangible assets for the next five years:

(in millions of yen)
Fiscal year ending March 31:
2019	9,288
2020	8,950
2021	8,230
2022	7,697
2023	7,180